Acquisition of ALP Maritime Services B.V. - Fair Values of Assets Acquired and Liabilities Assumed by Partnership (Detail) (USD $) In Thousands, unless otherwise specified			0 Months Ended	1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Mar. 14, 2014 ALP Maritime Services B.V. [Member]	Mar. 14, 2014 ALP Maritime Services B.V. [Member]
ASSETS
Cash and cash equivalents				$ 294
Other current assets				404
Advances on newbuilding contracts				164
Other assets - long-term				395
Goodwill (towage segment)	129,145	127,113		2,032
Total assets acquired				3,289
LIABILITIES
Current liabilities				387
Other long-term liabilities	82,230	88,550		286
Total liabilities assumed				673
Net assets acquired				2,616
Consideration			$ 2,616	$ 2,616